Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 7,538	$ 9,422
Interest-earning deposits with banks	62,865	36,546
Securities available for sale, at fair value	95,743	105,899
Securities held to maturity (fair value $11,461 and $11,934, respectively)	11,458	11,990
Loans held for sale	4,414	5,823
Loans:
Loans held for investment	356,871	341,829
Less allowance for loan losses	(2,458)	(2,707)
Net loans held for investment	354,413	339,122
Premises and equipment, net	14,728	14,173
Interest receivable	1,709	1,629
Restricted stock	1,067	1,052
Bank owned life insurance	8,546	6,897
Other real estate owned	2,349	4,176
Prepaid assets	786	826
Other assets	10,742	10,675
Total assets	576,358	548,230
Deposits:
Demand noninterest-bearing	113,762	103,138
Interest checking and money market accounts	289,953	272,968
Savings deposits	45,698	42,452
Time deposits, $250,000 and over	7,933	7,472
Other time deposits	55,282	59,689
Total deposits	512,628	485,719
Short-term borrowed funds	1,752	2,674
Long-term debt	9,534	9,534
Interest payable	148	151
Other liabilities	7,756	6,627
Total liabilities	531,818	504,705
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS’ EQUITY
Common stock, $1.25 par value: 20,000,000 shares authorized; shares issued and outstanding 7,112,853 and 7,050,315, respectively	8,891	8,813
Additional paid-in capital	12,824	12,540
Undivided profits	13,282	12,867
Accumulated other comprehensive loss	(1,107)	(1,318)
Total Uwharrie Capital shareholders’ equity	33,890	32,902
Noncontrolling interest	10,650	10,623
Total shareholders’ equity	44,540	43,525
Total liabilities and shareholders’ equity	$ 576,358	$ 548,230